PROFIT FUNDS
INVESTMENT TRUST

February 1, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Profit Funds Investment Trust
File No. 333-6849

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Profit Funds Investment Trust’s registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary

8401 Colesville Road, Suite 320   o   Silver Spring, MD 20910   o   301-650-0059   o   FAX 301-650-0608
http://www.profitfunds.com